JPMorgan Small Cap Blend Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.85%	8.45%	11.14%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.55%	7.74%	9.08%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.62%	6.53%	8.39%